Significant and Critical Accounting Policies and Practices - Schedule of Estimated Useful Life (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Computer Equipment [Member]
Estimated useful lives of property plant, equipment		3 years	3 years
Equipment [Member] | Minimum [Member]
Estimated useful lives of property plant, equipment		2 years	2 years
Equipment [Member] | Maximum [Member]
Estimated useful lives of property plant, equipment		5 years	5 years
Furniture And Fixture [Member]
Estimated useful lives of property plant, equipment		7 years	7 years
Leasehold Improvements [Member]
Estimated useful lives of property plant, equipment	[1]	0 years	0 years

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.